Consolidated Statements of Operations (Parenthetical) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations
Investment securities gains - net, decline in fair value	¥ 17,495	¥ 27,962
Investment securities gains - net, other changes in equity from nonowner sources - net	2,993	1,860
Investment securities gains - net, Total credit losses	¥ 20,488	¥ 29,822